Term Loan Narrative (Details) - Orbitz		6 Months Ended	12 Months Ended
	Apr. 15, 2014	Jun. 30, 2015 USD ($) Rate	Dec. 31, 2014 USD ($) Rate	Dec. 31, 2013 USD ($)	Mar. 25, 2013 USD ($)
Debt Instrument [Line Items]
Revolver, maximum borrowing capacity		$ 80,000,000
Term Loan Original Amount		450,000,000
Revolver, maximum borrowing capacity					$ 515,000,000
Estimated prepayment of long-term debt, amount		$ 24,100,000	$ 25,900,000
Term loan, frequency of periodic installments		quarterly	quarterly
Term loan, annual prepayment, max percent of excess cash flow | Rate		50.00%	50.00%
Annual prepayment, percentage net cash proceeds from asset sales subject to certain reinvestment rights | Rate		100.00%	100.00%
Annual prepayment, percentage net cash proceeds of any issuance of debt other than debt permitted to be incurred under the Credit Agreement | Rate		100.00%	100.00%
Debt, Long-term and Short-term, Combined Amount		$ 429,599,000	$ 447,750,000
Term loan, effective interest rate | Rate		4.94%	4.94%
Debt Instrument, Percentage Secured by Outstanding Capital Stock or Other Equity Interests of Substantially All Direct and Indirect Domestic Subsidiaries		100.00%	100.00%
Debt Instrument, Percentage Secured by Outstanding Capital Stock or Other Equity Interests of Certain Foreign Subsidiaries		65.00%	65.00%
First Lien Leverage Ratio, Maximum		5.00	5.00
Debt Issuance Cost			$ 6,700,000
Unamortized Debt Issuance Expense			2,200,000
2013 Credit Agreement [Member]
Debt Instrument [Line Items]
Revolver, maximum borrowing capacity		$ 530,000,000.0
Debt, Long-term and Short-term, Combined Amount			$ 0	$ 443,250,000
Minimum [Member]
Debt Instrument [Line Items]
Increase (decrease) in interest rate		0.00%	0.00%
Maximum [Member]
Debt Instrument [Line Items]
Increase (decrease) in interest rate		25.00%	25.00%
Eurocurrency Rate [Member]
Debt Instrument [Line Items]
Term loan, description of variable rate basis		Eurocurrency Rate is equal to the LIBOR rate as determined by the British Bankers Association	The Eurocurrency Rate is equal to the LIBOR rate as determined by the British Bankers Association
Base Rate [Member]
Debt Instrument [Line Items]
Term loan, description of variable rate basis		The Base Rate for any day is equal to the greater of (a) the Fed Funds Rate in effect plus 0.5%, (b) the Credit Suisse AG prime rate and (c) the one-month Eurocurrency Rate	The Base Rate for any day is equal to the greater of (a) the Fed Funds Rate in effect plus 0.5%, (b) the Credit Suisse AG prime rate and (c) the one-month Eurocurrency Rate
Fixed Rate [Domain]
Debt Instrument [Line Items]
Debt, Long-term and Short-term, Combined Amount		$ 200,000,000
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Revolver, maximum borrowing capacity		$ 80,000,000
Revolver, maximum borrowing capacity			$ 80,000,000		$ 80,000,000
Revolving Credit Facility [Member] | Eurocurrency Rate [Member]
Debt Instrument [Line Items]
Term loan, basis spread on variable rate | Rate		3.00%
Revolving Credit Facility [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Term loan, basis spread on variable rate | Rate		2.00%
Term Loan [Member]
Debt Instrument [Line Items]
Debt Instrument, Term	5 years
Term loan, periodic installments		$ 1,125,000
Term Loan [Member] | Eurocurrency Rate [Member]
Debt Instrument [Line Items]
Term loan, basis spread on variable rate | Rate		3.50%
Term Loan [Member] | Eurocurrency Rate [Member] | Minimum [Member]
Debt Instrument [Line Items]
Term loan, basis spread on variable rate | Rate		1.00%
Term Loan [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Term loan, basis spread on variable rate | Rate		2.50%
Eurocurrency Rate [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Term loan, basis spread on variable rate		1.00%
LIBOR
Debt Instrument [Line Items]
Debt, Long-term and Short-term, Combined Amount		$ 229,600,000